Reclamation Bonds	12 Months Ended
Dec. 31, 2018
Disclosure Of Reclamation Bonds [Abstract]
Reclamation Bonds
11.	RECLAMATION BONDS

Upon acquisition of Rye Patch (note 5), the Company acquired reclamation bonds of $16,047 representing funds that have been placed in trust as security to the United States Bureau of Land Management relating to site closure obligations. The Company was required to submit collateral equivalent to 25% of the reclamation provision.

The surety bonds and restricted certificates of deposit have named the overseeing government agencies as beneficiaries in the event of the Company’s failure to complete site restoration. These deposits will be released when the government approves successful site restoration and surety bonding is no longer required.

During the year ended December 31, 2018, the collateral equivalent was reduced to 10% of the reclamation provision reducing the reclamation bonds by $5,086 which was returned to the Company in cash.

At December 31, 2018, the reclamations bonds were $10,877 (December 31, 2017 - $nil). The funds consist of $5,431 cash and cash equivalents, $3,970 fixed income funds, and $1,476 equity funds (December 31, 2017 - $nil). During the year ended December 31, 2018, interest income and loss on funds were $60 and $144, respectively (year ended December 31, 2017 - $nil and $nil, respectively).